CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS - DENOMINATED BY CURRENCY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of cash and cash equivalents [line items]
Carrying amounts of the cash and cash equivalents	¥ 1,499,462	$ 235,298		¥ 1,485,232	$ 233,065		¥ 1,562,334	¥ 1,738,753
RMB
Disclosure of cash and cash equivalents [line items]
Carrying amounts of the cash and cash equivalents	1,476,340			1,458,200
HKD
Disclosure of cash and cash equivalents [line items]
Carrying amounts of the cash and cash equivalents	23,122			27,003
USD
Disclosure of cash and cash equivalents [line items]
Carrying amounts of the cash and cash equivalents	¥ 0			¥ 29

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.